Pension and other post-retirement benefits (Tables)	6 Months Ended
Jun. 30, 2020
Components of total pension costs
Components of net periodic benefit costs
in	2Q20	1Q20	2Q19	6M20	6M19
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	55	54	68	109	135
Interest costs on benefit obligation	23	24	34	47	80
Expected return on plan assets	(109)	(110)	(126)	(219)	(251)
Amortization of recognized prior service cost/(credit)	(41)	(42)	(41)	(83)	(71)
Amortization of recognized actuarial losses	87	87	80	174	156
Settlement losses/(gains)	2	3	0	5	0
Special termination benefits	0	3	2	3	10
Net periodic benefit costs	17	19	17	36	59
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses.

Bank
Components of total pension costs
Components of net periodic benefit costs
in	6M20	6M19
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	8	8
Interest costs on benefit obligation	37	50
Expected return on plan assets	(44)	(55)
Amortization of recognized prior service cost/(credit)	1	0
Amortization of recognized actuarial losses	7	10
Net periodic benefit costs	9	13
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses.